Components of Income Tax Expense (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current tax expense/(benefit)				$ 0	$ 0	$ 0
Deferred tax (benefit)/expense			0	0	0	(1,163,000)
Income Tax Expense (Benefit)	$ 72,000	$ 0	$ 72,000	$ 0	$ 0	$ (1,163,000)